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Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549

RE: SMA&R BALANCED FUND, INC.
       File Numbers: 002-61491
                     811-02818

Dear Sir or Madam:

     Pursuant to paragraph (j) of 497 (the "Rule") under the Securities Act of 1933, the captioned registrant hereby certifies, in lieu of filing under paragraph (c) of the Rule, that the forms of prospectus and Statement of Additional Information that would have been filed under paragraph (c) would not have differed from that contained in the registrant's most recent amendment to the registration statement, Post-Effective Amendment No. 36.


                                       SM&R BALANCED FUND, INC.

                                       By: /s/ Teresa E. Axelson
                                       -------------------------

                                       Teresa Axelson, Secretary

April 27, 2000